Common Stock	6 Months Ended
Dec. 31, 2024
Equity [Abstract]
Common Stock
7. Common Stock
As of December 31, 2024, the Company has the authority to issue a total of 40,000,000 shares of common stock at a par value of $0.0001 per share. As of December 31, 2024, 3,155,500 shares of common stock were issued and outstanding and 517,293 shares of common stock in connection with RSAs were issued and outstanding. Both the shares of common stock and RSAs were issued at par value in exchange for nominal cash. Each share of common stock entitles the holder to one vote, together with the holders of Convertible Preferred Stock, on all matters submitted to the stockholders for a vote. The holders of common stock are entitled to receive dividends, if any, as declared by the Company’s board of directors (the “Board of Directors”), subject to the preferential dividend rights of the holders of Convertible Preferred Stock.
As of December 31, 2024, there are 15,014,751 shares of common stock reserved for issuance for the potential conversion of shares of Convertible Preferred Stock into common stock and the exercise of outstanding stock options for common stock under the 2024 Plan (as defined below).